Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

11Property, plant and equipment

		Leasehold	Office	Store operating	Motor		Construction
	Apartments	improvements	equipment	equipment	vehicles	Moulds	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At January 1, 2024	242,639	226,283	61,838	49,831	3,369	50,903	355,485	990,348
Additions	—	139,312	32,187	24,352	2,067	21,792	626,541	846,251
Transfer from construction in progress	—	353,298	—	—	—	—	(353,298)	—
Disposals	—	(12,810)	(12,200)	(3,619)	—	(5,909)	—	(34,538)
Exchange adjustments	—	6,405	(1,998)	1,825	(8)	—	1,060	7,284

At December 31, 2024	242,639	712,488	79,827	72,389	5,428	66,786	629,788	1,809,345

Acquisition of subsidiaries	—	—	20,824	—	—	—	—	20,824
Additions	—	273,789	13,531	24,137	3,818	13,665	680,254	1,009,194
Transfer from construction in progress	—	267,709	—	3,000	—	23,584	(294,293)	—
Disposals	(6,738)	(44,538)	(10,677)	(7,211)	(346)	(5,141)	—	(74,651)
Exchange adjustments	—	(2,616)	(236)	(291)	(14)	(2,378)	(4,151)	(9,686)

At December 31, 2025	235,901	1,206,832	103,269	92,024	8,886	96,516	1,011,598	2,755,026

Accumulated depreciation:
At January 1, 2024	(20,607)	(69,363)	(37,543)	(24,001)	(2,167)	(41,152)	—	(194,833)
Charge for the year	(8,278)	(109,297)	(12,211)	(8,363)	(457)	(18,608)	—	(157,214)
Written back on disposals	—	3,703	8,343	85	—	5,765	—	17,896
Exchange adjustments	—	(5,142)	641	(346)	—	—	—	(4,847)

At December 31, 2024	(28,885)	(180,099)	(40,770)	(32,625)	(2,624)	(53,995)	—	(338,998)

Charge for the year	(8,076)	(190,226)	(17,905)	(22,367)	(2,512)	(28,914)	—	(270,000)
Written back on disposals	5,032	10,655	635	559	12	597	—	17,490
Exchange adjustments	—	1,092	37	153	38	3,379	—	4,699

At December 31, 2025	(31,929)	(358,578)	(58,003)	(54,280)	(5,086)	(78,933)	—	(586,809)

Impairment:
At January 1, 2024	—	(21,919)	(1,658)	(2,632)	—	—	—	(26,209)
Addition	—	(5,801)	—	(3,045)	—	—	—	(8,846)
Written back on disposals	—	1,662	—	—	—	—	—	1,662
Exchange adjustments	—	(545)	150	380	—	—	—	(15)

At December 31, 2024	—	(26,603)	(1,508)	(5,297)	—	—	—	(33,408)

Addition	—	(33,866)	—	(1,633)	—	—	—	(35,499)
Written back on disposals	—	3,039	—	5,713	—	—	—	8,752
Exchange adjustments	—	1,103	—	220	—	—	—	1,323

At December 31, 2025	—	(56,327)	(1,508)	(997)	—	—	—	(58,832)

Net book value:
At December 31, 2024	213,754	505,786	37,549	34,467	2,804	12,791	629,788	1,436,939

At December 31, 2025	203,972	791,927	43,758	36,747	3,800	17,583	1,011,598	2,109,385

The Group had the net value of leasehold improvements and store operating equipment related to self-operated stores amounting to RMB475,771,000 and RMB753,371,000 as at December 31, 2024 and 2025, respectively.

In addition, certain of the store-level assets are measured at fair value based on unobservable inputs (Level 3) on a non-recurring basis, if determined to be impaired. The fair values of store-level assets, if determined to be impaired, are primarily represented by the price market participant would pay to sub-lease the operating lease of right-of-use assets, which reflects the highest and best use of the assets. Significant unobservable inputs used in the fair value measurement include market rental rates. The direct comparison approach is used as the valuation technique by assuming a sub-lease of each of the properties in its existing state with vacant possession. By making reference to lease transactions as available in the relevant market, comparable properties in close proximity have been selected and adjustments have been made to account for any difference in factors such as location and property size.